Financial Instruments - Changes in Gain or Loss Due to a Hypothetically Strengthening or Weakening in Foreign Currencies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10% increase [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (264,141)	₩ (243,711)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (199,751)	₩ (47,974)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (38,962)	₩ (53,411)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 264,141	₩ 243,711
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 199,751	₩ 47,974
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 38,962	₩ 53,411
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%